Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (15,203)	$ (6,834)	$ (5,886)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	32	85	169
Amortization of discount on long-term debt	1,520	132
Interest on royalty liability	1,309
Non-cash gain on decrease in fair value of warrants	(1,862)
Gain on investments			(9)
Gain on disposition of property and equipment			3
Stock-based compensation	1,177	733	1,523
Changes in operating assets and liabilities:
Receivables	(2,495)	(1,159)
Prepaid expenses and other current assets	(542)	(44)	405
Accounts payable	2,332	2,122	(158)
Accrued clinical trials and other liabilities	(744)	308	(1,454)
Net cash used in operating activities	(14,476)	(4,657)	(5,407)
Cash flows from investing activities:
Purchases of property and equipment	(236)	(28)	(7)
Disposals of property and equipment	2
Proceeds from the sale of investments			9
Net cash (used in) provided by investing activities	(234)	(28)	2
Cash flows from financing activities:
Proceeds from issuance of common stock from private placement			478
Proceeds from issuance of common stock from exercise of stock options			555
Proceeds from royalty financing	8,000
Net proceeds from long-term debt	16,500	5,000	3,000
Payments on long-term debt	(7,564)	(435)
Net cash provided by financing activities	16,936	4,565	4,033
Net increase (decrease) in cash	2,226	(120)	(1,372)
Cash at beginning of period	3,180	3,300	4,672
Cash at end of period	5,406	3,180	3,300
Supplemental disclosure of cash flow information
Interest paid	1,652	678	9
Schedule of non-cash transactions
Retirement of preferred stock upon dissolution of Ingenex, Inc.		$ 1,241